Related-party Transactions (Details) (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013
Details
Donated consulting services			$ 30,000
Debt owed to related parties that was forgiven			191,823
Interest expense	$ 13,941	$ 9,804